Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Accrued Liabilities, Current [Abstract]
Compensation and benefits	$ 18,666	$ 14,459	$ 15,205
Deferred amusement revenue	16,107	14,047	11,675
Amusement redemption liability	10,026	9,707	7,144
Rent	10,059	9,040	8,902
Deferred gift card revenue	4,687	4,709	4,028
Sales and use tax	3,723	4,408	4,282
Accrued interest	418	4,214	4,242
Current portion of long-term insurance reserves	3,358	3,358	3,000
Property taxes	5,233	3,159	2,884
Other	11,210	7,278	5,762
Total accrued liabilities	$ 83,487	$ 74,379	$ 67,124